Share capital - Schedule of fair value assumptions of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of warrants [Line Items]
Weighted average share price of warrants	$ 32.16
Expected dividend yield of warrants granted	0.00%	0.00%
Expected life of warrants		2 years
Expected volatility of warrants granted	100.00%	100.00%
Bottom of range
Disclosure of warrants [Line Items]
Weighted average share price of warrants		$ 4.42
Exercise price of warrants granted	$ 2.61	$ 4.42
Risk free interest rate of warrants granted	1.41%	1.70%
Expected life of warrants	1 year 4 months 20 days
Top of range
Disclosure of warrants [Line Items]
Weighted average share price of warrants		$ 18.09
Exercise price of warrants granted	$ 26.73	$ 26.13
Risk free interest rate of warrants granted	1.52%	2.17%
Expected life of warrants	6 years 6 months 18 days